Financial liabilities at FVTPL_Difference between carrying amount and nominal amount at maturity of financial liabilities at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of difference between carrying amount and nominal amountat maturityof financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Carrying amount	₩ 176,097,000,000	₩ 0	₩ 0
Carrying amount Financial liabilities designated as at FVTPL (IAS39)	0	251,796,000,000	₩ 616,177,000,000
Nominal amount at maturity	212,259,000,000	255,408,000,000
Difference	₩ (36,162,000,000)	₩ (3,612,000,000)